SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

The following is a summary of property and equipment as of:

	March 31,	December 31,
	2026	2025
Computer and equipment	$21,189	$10,050
Accumulated depreciation	(2,776)	(2,280)
Property and equipment, net	$18,413	$7,770

The following is a summary of property and equipment as of:

	December 31,
	2025	2024
Computer and equipment	$10,050	$10,050
Accumulated depreciation	(2,280)	(270)
Property and equipment, net	$7,770	$9,780

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS FUTURE AMORTIZATION EXPENSE
Remainder of 2026	$15,414
2027	20,552
2028	20,552
2029	20,552
2030	20,552
Thereafter	193,538
Total	$291,160
Future amortization expense is as follows:
Year ended December 31,	Amount
2026	$20,552
2027	20,552
2028	20,552
2029	20,552
Thereafter	214,088
Total	$296,298